Annual Total Returns- Transamerica Floating Rate (Class I2) [BarChart] - Class I2 - Transamerica Floating Rate - I2	2014	2015	2016	2017	2018	2019	2020
Total	1.82%	1.83%	8.18%	3.78%	0.22%	7.09%	1.91%